Changes in Liabilities Arising from Financing Activities (Details) - AUD ($)		12 Months Ended
	Sep. 26, 2022	Jun. 30, 2023
Issued capital [member]
Changes in Liabilities Arising from Financing Activities [Line Items]
Share capital subscribed	$ 1,309,318	$ 1,309,318